Financial risks - Contractual maturity (Liquidity risk) (Details) - DKK (kr) kr in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contractual maturity (Liquidity risk)
Total financial liabilities	kr 113,516	kr 249,095
Interest rate		9.375%
Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities	32,652	kr 29,428
Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		135,734
Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		49,691
Other
Contractual maturity (Liquidity risk)
Total financial liabilities	80,864	34,242
Less than 6 months
Contractual maturity (Liquidity risk)
Total financial liabilities	113,516	72,320
Less than 6 months | Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities	32,652	29,428
Less than 6 months | Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		1,401
Less than 6 months | Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		7,249
Less than 6 months | Other
Contractual maturity (Liquidity risk)
Total financial liabilities	80,864	34,242
6 to 12 months
Contractual maturity (Liquidity risk)
Total financial liabilities	0	8,649
6 to 12 months | Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities	0	0
6 to 12 months | Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		1,347
6 to 12 months | Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		7,302
6 to 12 months | Other
Contractual maturity (Liquidity risk)
Total financial liabilities	0	0
1 to 5 years
Contractual maturity (Liquidity risk)
Total financial liabilities	0	168,126
1 to 5 years | Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities	0	0
1 to 5 years | Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		132,986
1 to 5 years | Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		35,140
1 to 5 years | Other
Contractual maturity (Liquidity risk)
Total financial liabilities	kr 0	kr 0